Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of property, plant and equipment, net
	As of March 31,
	2022	2023
	$	$
At cost:
Machinery and equipment	11,707	11,149
Furniture and fixtures	89	79
Leasehold improvements	1,086	822
Motor vehicles	168	163

Total	13,050	12,213
Less: Accumulated depreciation and impairment	(12,407)	(11,812)
Property, plant and equipment, net	643	401